Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions	Sep. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Corporate debt [Abstract]
Non-current	$ 1,005,925			$ 1,000,503
Current	40,683			16,697
Total Corporate Debt	$ 1,046,608	$ 7,400	€ 7	$ 1,017,200